Intangible assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	$ 5,214	$ 20,788
Additions to intangible assets	154	550
Amortization expense	(1,696)	(3,107)
Impairment charges on intangible assets	(2,266)	(13,017)
Ending balance	1,406	5,214
Cost
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	79,227	78,677
Additions to intangible assets	154	550
Amortization expense	0	0
Impairment charges on intangible assets	0	0
Ending balance	79,381	79,227
Accumulated amortization
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	(74,013)	(57,889)
Additions to intangible assets	0	0
Amortization expense	1,696	3,107
Impairment charges on intangible assets	(2,266)	(13,017)
Ending balance	$ (77,975)	$ (74,013)